Note 16 - Earnings (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Note 16 - Earnings (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	177,528,800	228,666,600	247,157,450
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.0454	$ 0.0460	$ 0.0558
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.2176	$ 0.3462	$ 0.4792
Restricted Stock Units (RSUs) [Member]
Note 16 - Earnings (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	50,608,350	46,823,850	36,215,100